Restricted Deposit	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restricted Deposit [Abstract]
RESTRICTED DEPOSIT	5. RESTRICTED DEPOSIT As at June 30, 2024, restricted deposits consisted of none (December 31, 2023 – $8,679) held in a guaranteed investment certificate as collateral for a corporate credit card.

6.      RESTRICTED DEPOSIT

As at December 31, 2023, restricted deposits consisted of $8,679 (December 31, 2022 – $8,489) held in a guaranteed investment certificate as collateral for a corporate credit card.